THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")
                   CARILLON ACCOUNT and CARILLON LIFE ACCOUNT
                              ("Separate Accounts")
                                 Supplement to:
                     VA I, VA II SA, Advantage VA III, Excel
                 Accumulator VUL Prospectuses Dated May 1, 2006
                    Excel Choice Prospectus Dated May 1, 2005
                   Executive Edge Prospectus Dated May 1, 2004

                        Supplement Dated November 6, 2006

Effective on or about November 3, 2006, Money Market VIP, a series of DWS Variable Series I, is merging with and into DWS Money Market VIP, a series of DWS Variable Series II. At the time of the merger, shares of the Money Market VIP portfolio will be exchanged for shares of the DWS Money Market VIP portfolio.

Therefore, in your prospectus, all references to Money Market VIP are changed to DWS Money Market VIP. References to DWS Variable Series I shall mean DWS Variable Series II when applicable to DWS Money Market VIP. Deutsche Investment Management Americas, Inc. ("DeIM") shall continue as the adviser for the portfolio.

Expenses for the DWS Money Market VIP portfolio offered through the DWS Variable Series II Fund, as of the effective date of the merger, are as follows:

 ------------------------------ ------------- -------------- ---------- ---------------- ---------------- ---------------
                                               Distribution/                                                Net Annual
                                                 Service                  Total Annual     Less Expense   Fund Operating
                                  Management     (12b-1)       Other     Fund Operating      Waiver/         Expenses
                                     Fee           Fee        Expenses      Expenses      Reimbursements  (after waiver)
 ------------------------------ ------------- -------------- ---------- ---------------- ---------------- ---------------
 DWS Money Market VIP -
 Class A                            0.39%            -          0.05%        0.44%              -             0.44% (1)
 ------------------------------ ------------- -------------- ---------- ---------------- ---------------- ---------------
 ------------------------------------------------------------------------------------------------------------------------

     (1) DeIM has contractually agreed to waive, through April 30, 2010, all or a portion of its management fee and/or reimburse or pay operating expenses to the extent necessary to maintain the fund's total operating expenses at 0.44%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
Reference in your prospectus to "Lowest" or "Minimum" total annual portfolio/fund operating expenses in excess of 0.44% are changed to 0.44%.

                 Please retain this Supplement with the current
                   prospectus for your variable Policy issued
                  by The Union Central Life Insurance Company.
          If you do not have a current prospectus, please contact Union
                           Central at 1-800-825-1551.